Insurance coverage (Tables)	12 Months Ended
Dec. 31, 2023
Insurance Coverage
Schedule of insurance coverage

		12.31.23
Assets covered	Coverage	Amount of coverage

Operational risks	Coverage against damage to buildings, facilities, inventory, machinery and equipment, loss of profits.	3,368,290
Transport of goods	Coverage of goods in transit and in inventories.	783,019
Civil responsability	Third party complaints.	387,304

Each legal entity has its own coverages, which are not complementary.